1940 Act
Rule 30b2-1

VIA EDGAR

September 8, 2020

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	PHL Variable Accumulation Account

File No. 811-08914, CIK 0000934344

Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), the referenced separate account, a unit investment trust registered under the Act, mailed to its contract owners reports for the underlying management investment companies listed in the table below. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act, each investment company listed below filed a report on Form N-CSRS with the Securities and Exchange Commission on the dates indicated. These filings are hereby incorporated by reference.

Investment Company	CIK	Date Filed
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	0000896435	2020-08-24
The Alger Portfolios	0000832566	2020-09-03
AB Variable Products Series Fund, Inc.	0000825316	2020-08-20
ALPS Variable Investment Trust	0001382990	2020-09-01
Anchor Series Trust	0000726735	2020-09-04
Calvert Variable Products, Inc.	0000743773	2020-08-26
Deutsche Investments VIT Funds	0001006373	2020-08-27
Federated Insurance Series	0000912577	2020-08-25
Franklin Templeton Variable Insurance Products Trust	0000837274	2020-08-31
Franklin Templeton Variable Insurance Products Trust-TIP (Class 1)	0000837274	2020-08-31
Lazard Retirement Series, Inc.	0001033669	2020-08-14
Lord Abbett Series Fund, Inc.	0000855396	2020-08-21
Neuberger Berman Advisers Management Trust-Class S	0000736913	2020-08-25
Oppenheimer Variable Account Funds-Service Shares	0000896435	2020-08-24
PIMCO Variable Insurance Trust-Advisor Class	0001047304	2020-08-28
Rydex Variable Trust	0001064046	2020-09-08
Touchstone Variable Series Trust	0000920547	2020-09-01
Variable Insurance Products Fund	0000356494	2020-08-20
Variable Insurance Products Fund II	0000831016	2020-08-20
Variable Insurance Products Fund III	0000927384	2020-08-20
Variable Insurance Products Fund V	0000823535	2020-08-20
Virtus Variable Insurance Trust	0000792359	2020-09-04
Wanger Advisors Trust	0000929521	2020-09-03

/s/ William Moorcroft
William Moorcroft Chief Compliance Officer Nassau Life Insurance Company